Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES	$ 4,072,366	$ 4,921,511	$ 8,459,205	$ 8,593,611	$ 18,775,955	$ 11,933,433
COST OF REVENUE	3,067,872	5,029,954	6,828,928	8,616,014	19,083,834	11,468,010
Gross profit (loss)	1,004,494	(108,443)	1,630,277	(22,403)	(307,879)	465,423
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	699,702	1,045,191	1,522,675	2,595,196	4,833,515	4,614,846
Total operating profit (loss)	304,792	(1,153,634)	107,602	(2,617,599)	(5,141,394)	(4,149,423)
OTHER INCOME (EXPENSE)
Interest income	97		97	1,793	2,036
Interest expense	(166,711)		(341,833)		(18,293)	(22,334)
Non-operational income (expense)	(711,460)	1,182,225	(607,499)	872,556	2,031,579	(3,354,064)
Total other income (expense)	(878,074)	1,182,225	(949,235)	874,349	2,015,322	(3,376,398)
NET LOSS FROM CONTINUING OPERATIONS	(573,282)	28,591	(841,633)	(1,743,250)	(3,126,072)	(7,525,821)
NET LOSS FROM DISCONTINUED OPERATIONS		(740,332)		(832,346)
NET LOSS	$ (573,282)	$ (711,741)	$ (841,633)	$ (2,575,596)	$ (3,126,072)	$ (7,525,821)
BASIC AND DILUTED LOSS PER COMMON SHARE:
Continuing operations	$ (0.05)	$ 0.00	$ (0.07)	$ (0.18)
Discontinued operations		(0.07)		(0.09)
NET LOSS PER SHARE:	$ (0.05)	$ (0.07)	$ (0.07)	$ (0.27)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, BASIC AND DILUTED	11,416,015	9,808,863	11,242,292	9,470,851
BASIC LOSS PER COMMON SHARE					$ (0.30)	$ (1.30)
DILUTED LOSS PER COMMON SHARE					$ (0.30)	$ (1.30)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, BASIC					10,276,046	5,807,166
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, DILUTED					10,276,046	5,807,166